CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest ₽ in Millions	Redeemable Non-controlling interest RUB (₽)
Beginning balance at Dec. 31, 2019	₽ 14,246
Increase (Decrease) in Temporary Equity
Change in redemption value of redeemable noncontrolling interests	(1,830)
Ending balance at Dec. 31, 2020	3,167
Increase (Decrease) in Temporary Equity
Change in redemption value of redeemable noncontrolling interests	(377)
Ending balance at Dec. 31, 2021	₽ 869